Derivative Liabilities (Details) - $ / shares	1 Months Ended	12 Months Ended
	Mar. 25, 2020	Jan. 31, 2021	Jan. 31, 2020
Derivative Liabilities (Details) [Line Items]
Expected volatility	147.47%	158.30%
Risk-free interest rate	0.36%	1.58%
Expected term	2 years 7 months 6 days	1 year
Exercise price (in Dollars per share)	$ 11
Re-Valuation [Member]
Derivative Liabilities (Details) [Line Items]
Expected volatility			184.40%
Risk-free interest rate			1.43%
Expected term			nine months